Schedule of Fair Value Derivative Liability (Details) (Parenthetical)	Mar. 31, 2022
Short-Term Debt [Line Items]
Dividend yield	0.55
Convertible Debenture One [Member]
Short-Term Debt [Line Items]
Dividend yield	0.21357
Royalty Convertible Debenture One [Member]
Short-Term Debt [Line Items]
Dividend yield	0.17795